COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Dec. 31, 2020	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCY
2021	$ 24,646	¥ 161,004
Total	$ 24,646	¥ 161,004